Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Central Index Key	0000928876
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	0-24790
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	Ramat Gavriel Industrial Park
Entity Address, Address Line Two	P.O. Box 619
Entity Address, City or Town	Migdal Haemek
Entity Address Country	IL
Entity Address, Postal Zip Code	2310502
Title of 12(b) Security	Ordinary Shares, par value New Israeli Shekels 15.00 per share
Trading Symbol	TSEM
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	107,923,544
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Business Contact [Member]
Contact Personnel Name	Nati Somekh
Entity Address, Address Line One	Ramat Gavriel Industrial Park
Entity Address, Address Line Two	P.O. Box 619
Entity Address, City or Town	Migdal Haemek
Entity Address Country	IL
Entity Address, Postal Zip Code	2310502
City Area Code	972
Local Phone Number	4-6506109